UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Joyce Marr
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


        /s/ Joyce Marr              Exton, PA            January 11, 2011
       -------------------      ------------------       ----------------
            Joyce Marr             City, State                 Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   77

          Form 13F Information Table Value Total:   $391,573 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 12/31/10
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102    15464   540707 SH       SOLE                   540707
                                                               478    16700 SH       OTHER                   16700
Abbott Laboratories            COM              002824100    17435   333757 SH       SOLE                   333757
Activision Blizzard Inc        COM              00507V109    13752  1270942 SH       SOLE                  1270942
                                                                 9      795 SH       OTHER                     795
Air Products & Chemicals       COM              009158106    12530   151295 SH       SOLE                   151295
                                                                 8       95 SH       OTHER                      95
Alaska Communications Systems  COM              01167P101       61     6000 SH       SOLE                     6000
                                                                76     7500 SH       OTHER                    7500
American Home Food Products    COM              026599100        1    15000 SH       SOLE                    15000
Apple Computer Inc.            COM              037833100    15883    55975 SH       SOLE                    55975
                                                                52      185 SH       OTHER                     185
Best Buy Company Inc           COM              086516101    16095   394205 SH       SOLE                   394205
Carbo Ceramics Inc.            COM              140781105     1296    16000 SH       SOLE                    16000
CenturyLink                    COM              156700106      342     8675 SH       SOLE                     8675
                                                               493    12500 SH       OTHER                   12500
Chevron Corp                   COM              166764100     8467   104462 SH       SOLE                   104462
                                                                 5       65 SH       OTHER                      65
Danaher Corp                   COM              235851102    14522   357599 SH       SOLE                   357599
                                                                90     2220 SH       OTHER                    2220
Devon Energy Corp              COM              25179M103     7665   118399 SH       SOLE                   118399
                                                                21      325 SH       OTHER                     325
ETFS Physical Swiss Gold Share COM              26922Y105    10768    82610 SH       SOLE                    82610
                                                               158     1210 SH       OTHER                    1210
Ecolab Inc                     COM              278865100     9839   193915 SH       SOLE                   193915
                                                                 6      125 SH       OTHER                     125
Enbridge Energy Partners       COM              29250R106      225     4025 SH       SOLE                     4025
                                                               252     4500 SH       OTHER                    4500
Enterprise Products Part LP    COM              293792107      269     6775 SH       SOLE                     6775
                                                               238     6000 SH       OTHER                    6000
Exxon Mobil Corp.              COM              30231G102    14871   240664 SH       SOLE                   240664
                                                                 8      133 SH       OTHER                     133
Frontier Communications Co     COM              35906A108      125    15250 SH       SOLE                    15250
                                                               163    20000 SH       OTHER                   20000
Gabelli Glo Gold Nat Res Inc   COM              36244N109      951    54500 SH       SOLE                    54500
                                                               855    49000 SH       OTHER                   49000
Gilead Sciences Inc            COM              375558103    14066   395001 SH       SOLE                   395001
                                                               356     9990 SH       OTHER                    9990
Goldman Sachs Group Inc        COM              38141G104    14035    97071 SH       SOLE                    97071
                                                                 9       60 SH       OTHER                      60
Google Inc                     COM              38259P508    19809    37674 SH       SOLE                    37674
                                                               144      273 SH       OTHER                     273
Hewlett Packard Co             COM              428236103    13857   329371 SH       SOLE                   329371
                                                                10      230 SH       OTHER                     230
ING Risk Managed Nat. Resour.  COM              449810100       19     1250 SH       SOLE                     1250
                                                               271    17500 SH       OTHER                   17500
Inergy LP                      COM              456615103      343     8650 SH       SOLE                     8650
                                                               357     9000 SH       OTHER                    9000
JPMorgan Chase & Co            COM              46625H100    11616   305207 SH       SOLE                   305207
                                                                 7      195 SH       OTHER                     195
Life Technologies Corp         COM              53217V109    11865   254123 SH       SOLE                   254123
                                                                 8      175 SH       OTHER                     175
Linn Energy, LLC               COM              536020100      555    17350 SH       SOLE                    17350
                                                               607    19000 SH       OTHER                   19000
Mastercard Inc.                COM              57636Q104    12626    56368 SH       SOLE                    56368
                                                                 8       35 SH       OTHER                      35
Microsoft Corp                 COM              594918104    20025   817669 SH       SOLE                   817669
Oneok Partners, L.P.           COM              68268N103      120     1600 SH       SOLE                     1600
                                                               697     9300 SH       OTHER                    9300
Oracle Corporation             COM              68389X105    12866   479167 SH       SOLE                   479167
                                                                 8      300 SH       OTHER                     300
Otelco Inc.  Dep. Sec.         COM              688823202      147     9500 SH       SOLE                     9500
                                                               248    16000 SH       OTHER                   16000
Pegasystems Inc.               COM                             310    10000 SH       SOLE                    10000
Pepsico Inc                    COM              713448108    12460   187532 SH       SOLE                   187532
Qualcomm Inc.                  COM              747525103    16023   355020 SH       SOLE                   355020
                                                                10      225 SH       OTHER                     225
Teva Pharmaceutical Inds       COM              881624209    14422   273396 SH       SOLE                   273396
                                                                 9      165 SH       OTHER                     165
The DIRECTV Group              COM              25490A101       87     2100 SH       SOLE                     2100
                                                               208     5000 SH       OTHER                    5000
Thermo Fisher Scientific       COM              883556102    14177   296095 SH       SOLE                   296095
                                                                 9      195 SH       OTHER                     195
Total SA                       COM              89151E109     6919   134096 SH       SOLE                   134096
                                                               288     5580 SH       OTHER                    5580
Verizon Communication          COM              92343V104      209     6400 SH       SOLE                     6400
                                                               112     3450 SH       OTHER                    3450
Visa Inc                       COM              92826C839    11868   159820 SH       SOLE                   159820
                                                                 7      100 SH       OTHER                     100
Wal-Mart Stores Inc            COM              931142103    17585   328575 SH       SOLE                   328575
                                                                11      210 SH       OTHER                     210
Walgreen Company               COM              931422109     1491    44500 SH       OTHER                   44500
Whiting USA TR. I              COM              966389108      593    28350 SH       SOLE                    28350
                                                               679    32500 SH       OTHER                   32500
Windstream Corporation         COM              97381W104      159    12900 SH       SOLE                    12900
                                                               246    20000 SH       OTHER                   20000

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